UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America1
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

1 The Tax-Exempt Money Fund of America converted from a money market fund into the American Funds Short-Term Tax-Exempt
Bond Fund effective August 7, 2009.

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Money Fund of America

Annual report for the period ended July 31, 2009

The Tax-Exempt Money Fund of AmericaSM converted to a short-term tax-exempt bond fund and was re-named American Funds Short-Term Tax-Exempt Bond Fund. The fund seeks to provide current income exempt from regular federal income tax, consistent with stated maturity and quality standards, and to preserve capital.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares of the fund as a money market fund prior to its conversion to a short-term tax-exempt bond fund, and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

The total annual fund operating expense ratio for Class A shares of The Tax-Exempt Money Fund of America was 0.51% for the 12 months ended July 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waivers and/or reimbursements, without which they would have been lower. Please see the Financial Highlights table on page 15 for details.

Income from the fund may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable. Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. Please see the fund’s most recent statement of additional information for details. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

In this report

Contents

1	Letter to shareholders

3	Investment portfolio

8	Financial statements

18	Board of trustees and other officers

20	Results of meeting of shareholders

Fellow shareholders:

The U.S. economy was mired in a deep recession throughout The Tax-Exempt Money Fund of America’s abbreviated fiscal year ended July 31, 2009. Over the 10-month period, short-term interest rates remained very low, as the Federal Reserve took aggressive steps to pump liquidity into the market. The fund maintained a constant net asset value of $1.00 per share and, in spite of the near-zero federal funds rate, achieved modestly positive returns.

The Tax-Exempt Money Fund of America provided a federally tax-exempt income return of 0.33%, with dividends reinvested, during the 10 months. This is equivalent to a taxable return of 0.51% for investors in the 35% tax bracket. A portion of this return may also be exempt from some state and local taxes.

The Fed and the economy
When the fund’s abbreviated fiscal year began on October 1, 2008, the recession was accelerating, the global financial system was breaking down and a number of the world’s largest financial institutions had either failed, merged with stronger competitors or benefited from government rescues. In an effort to loosen credit markets, the Fed instituted new lending programs and in December reduced the federal funds rate to a historic low of 0%–0.25%.

As the recession intensified, shaken investors sought to limit risk by taking refuge in money markets. At the same time, a number of factors led to a shrinking supply of high-quality, short-term municipal debt instruments. First, struggling investment banks ceased to support regular auctions for auction rate securities, which accounted for a substantial portion of the municipal money market. What’s more, a number of once-strong financial institutions stopped issuing letters of credit, which are often used to guarantee short-term tax-exempt notes. Combined with the substantially diminished role of bond insurance companies — once a stabilizing force in the municipal market — this led to a constricted supply of high-quality municipal money market debt.

With a weakened supply of tax-exempt money market instruments and rising demand, rates on short-term municipal securities dropped to virtually zero at the end of the period. And although the economy showed signs of stabilizing in the final months of the fund’s shortened fiscal year, the Fed maintained its commitment to keep interest rates at record low levels to reinforce stability.

Conversion of your fund
For a number of reasons reflected in the proxy statement, the fund’s board proposed converting The Tax-Exempt Money Fund of America into a short-term tax-exempt bond fund. Shareholders approved the proposal, and on August 7, 2009, shares in the money market fund were converted on a 10-to-1 basis into shares of the new American Funds Short-Term Tax-Exempt Bond Fund. On that date, the fund’s net asset value per share was $10.00. It is important to note that, as with all of our bond funds, the fund’s net asset value may fluctuate going forward. Also, with the conversion, check-writing privileges will no longer be offered to shareholders.

[Begin Sidebar]
Your fund’s annualized seven-day SEC yield as of July 31, 2009*

Seven-day yield: Unlike a fund’s income return, which reflects income generated over the period, the seven-day SEC yield is calculated by annualizing dividends paid by a fund during the last seven days.

The Tax-Exempt Money Fund of America
(reflecting a fee reimbursement/waiver, –0.33% without the reimbursement/waiver)	0.00%

The Tax-Exempt Money Fund of America (taxable equivalent yield)†
(reflecting a fee reimbursement/waiver, –0.51% without the reimbursement/waiver)	0.00%

*The fund’s seven-day SEC yield more accurately reflects its current earnings than does its 30-day yield or total return.
†Represents the fund’s taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
[End Sidebar]

Our goal in managing American Funds Short-Term Tax-Exempt Bond Fund will be to provide a reasonable return while preserving the principal you have invested. The new fund will have the flexibility to invest in a wider range of short-term debt instruments, but will focus on high-quality bonds rated AAA or AA. However, as much as 20% of the fund’s assets can be invested in A-rated securities. The fund’s dollar-weighted average maturity will be limited to three years or less.

Our portfolio counselors and research staff will seek to identify a mix of municipal securities that can both protect shareholder value and strive to achieve greater tax-exempt yields than those provided by money market funds in most environments.

We take this opportunity to welcome to the fund all of the shareholders of The Tax-Exempt Money Fund of America who opted for the conversion, as well as those first-time investors to what is now American Funds Short-Term Tax-Exempt Bond Fund.

We thank you for your patience during this time and look forward to reporting back to you in six months on the progress of your new short-term tax-exempt bond fund.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/Brenda S. Ellerin

Brenda S. Ellerin
President

September 15, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Consumer Price Index and federal funds target rate vs. fund yields*

From September 30, 2004 through July 31, 2009 (plotted monthly)

[begin line chart]
		The Tax-Exempt Money Fund of America†	Federal funds rate (target rate)	Consumer Price Index (inflation)

	Sep-04	1.12	1.75	2.54
	Oct-04	1.54	1.75	3.19
	Nov-04	1.88	2.00	3.52
	Dec-04	1.98	2.25	3.26
2005	Jan-05	1.85	2.25	2.97
	Feb-05	2.26	2.50	3.01
	Mar-05	2.34	2.75	3.15
	Apr-05	2.69	2.75	3.51
	May-05	3.25	3.00	2.80
	Jun-05	3.26	3.00	2.53
	Jul-05	3.18	3.25	3.17
	Aug-05	3.23	3.50	3.64
	Sep-05	3.12	3.75	4.69
	Oct-05	3.48	3.75	4.35
	Nov-05	3.58	4.00	3.46
	Dec-05	3.85	4.25	3.42
2006	Jan-06	3.97	4.50	3.99
	Feb-06	4.11	4.50	3.60
	Mar-06	4.00	4.75	3.36
	Apr-06	4.40	4.75	3.55
	May-06	4.65	5.00	4.17
	Jun-06	4.63	5.25	4.32
	Jul-06	4.65	5.25	4.15
	Aug-06	4.78	5.25	3.82
	Sep-06	4.80	5.25	2.06
	Oct-06	4.75	5.25	1.31
	Nov-06	4.71	5.25	1.97
	Dec-06	4.72	5.25	2.54
2007	Jan-07	4.69	5.25	2.08
	Feb-07	4.88	5.25	2.42
	Mar-07	4.92	5.25	2.78
	Apr-07	4.89	5.25	2.57
	May-07	5.03	5.25	2.69
	Jun-07	4.98	5.25	2.69
	Jul-07	4.97	5.25	2.36
	Aug-07	4.97	5.25	1.97
	Sep-07	5.00	4.75	2.76
	Oct-07	4.77	4.50	3.54
	Nov-07	4.69	4.50	4.31
	Dec-07	4.40	4.25	4.08
2008	Jan-08	3.68	3.00	4.28
	Feb-08	3.02	3.00	4.03
	Mar-08	2.26	2.25	3.98
	Apr-08	2.35	2.00	3.94
	May-08	2.20	2.00	4.18
	Jun-08	2.08	2.00	5.02
	Jul-08	1.92	2.00	5.60
	Aug-08	1.77	2.00	5.37
	Sep-08	3.65	2.00	4.94
	Oct-08	2.68	1.00	3.66
	Nov-08	1.58	1.00	1.07
	Dec-08	0.88	0 - 0.25	0.09
	Jan-09	0.15	0 - 0.25	0.03
	Feb-09	0.11	0 - 0.25	0.24
	Mar-09	0.00	0 - 0.25	-0.38
	Apr-09	0.05	0 - 0.25	-0.74
	May-09	0.00	0 - 0.25	-1.28
	Jun-09	0.00	0 - 0.25	-1.43
	Jul-09	0.00	0 - 0.25	-2.10
[end line chart]

The fund’s seven-day SEC yield more accurately reflects its current earnings than does its 30-day yield or total return.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waivers and/or reimbursements, without which they would have been lower. Please see the Financial Highlights table on page 15 for details.

*Equivalent to Securities and Exchange Commission (SEC) yields. Represents the seven-day month-end averages.
†Represents the fund’s taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
[End Sidebar]

Investment portfolio
July 31, 2009

[begin pie chart]
Texas	22.00%
Minnesota	9.89
New York	7.21
Maryland	6.77
Arizona	6.48
Nebraska	4.93
Nevada	4.67
Michigan	4.65
South Carolina	4.24
Connecticut	3.59
Other states	22.68
Other assets less liabilities	2.89
[end pie chart]

	Principal
	amount	Value
Short-term securities - 97.11%	(000)	(000)

Alabama - 0.64%
Industrial Dev. Board of the City of Decatur, Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project), Series 2001, AMT, 0.40% 2035 (1)	$1,600	$1,600
Industrial Dev. Auth. of Mobile County, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 0.26% 2032 (1)	1,615	1,615
		3,215

Alaska - 0.76%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project):
Series 2001, 0.21% 2037 (1)	1,200	1,200
Series 2003-B, 0.28% 2037 (1)	2,600	2,600
		3,800

Arizona - 6.48%
Salt River Project Agricultural Improvement & Power Dist., TECP:
Series B, 0.28% 8/12/2009	21,475	21,474
Series C, 0.28% 8/13/2009	11,000	11,000
		32,474

Colorado - 0.47%
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program), Series D-1, 0.38% 2036 (1)	2,350	2,350

Connecticut - 3.59%
Health and Educational Facs. Auth. Rev. Bonds (Yale University Issue), TECP:
Series S-1, 0.30% 8/24/2009	8,000	7,999
Series S-2, 0.30% 9/2/2009	8,000	8,000
Series S-2, 0.30% 9/3/2009	2,000	2,000
		17,999

Florida - 2.07%
Jacksonville Electric Auth., Rev. Bonds, Series 2000-B, TECP, 0.50% 8/24/2009	5,700	5,700
School Board of Orange County, Certs. of Part., Series 2008-E, 0.35% 2022 (1)	4,700	4,700
		10,400

Illinois - 0.74%
Board of Education of the City of Chicago, Unlimited Tax G.O. Ref. Bonds, Series 2009-B, 0.30% 2031 (1)	2,500	2,500
Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.33% 2044 (1)	1,200	1,200
		3,700

Louisiana - 0.24%
Industrial Dev. Board of the Parish of Calcasieu, Inc., Environmental Rev. Bonds (Citgo Petroleum Corp. Project), Series 1994, AMT, 0.42% 2024 (1)	1,200	1,200

Maryland - 6.77%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 0.30% 9/10/2009	10,000	9,998
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP:
0.30% 8/5/2009	2,000	2,000
0.20% 8/6/2009	10,000	10,000
0.25% 8/7/2009	8,611	8,611
0.30% 9/1/2009	3,350	3,350
		33,959

Massachusetts - 3.39%
G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 0.40% 2026 (1)	2,000	2,000
Port Auth., TECP:
Series 2003-A, 0.27% 8/4/2009	5,000	5,000
Series 2003-B, AMT, 0.22% 8/4/2009	10,000	10,000
		17,000

Michigan - 4.65%
Board of Trustees of Michigan State University:
General Rev. Bonds, Series 2002-A, 0.26% 2032 (1)	3,300	3,300
Series 2008-A, TECP, 0.15% 8/3/2009	20,000	20,000
		23,300

Minnesota - 9.89%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), TECP:
Series 2000-B, 0.30% 8/17/2009	6,500	6,500
Series 2001-D, 0.30% 8/18/2009	5,000	5,000
Series 2008-C, 0.25% 8/17/2009	10,000	10,000
Regents of the University of Minnesota, TECP:
Series 2005-A, 0.15% 8/3/2009	2,100	2,100
Series 2007-B, 0.15% 8/3/2009	9,985	9,985
Series 2007-C, 0.15% 8/4/2009	16,000	16,000
		49,585

Missouri - 1.08%
Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University):
Series 1996-C, 0.30% 2030 (1)	2,900	2,900
Series 1996-D, 0.30% 2030 (1)	2,500	2,500
		5,400

Nebraska - 4.93%
Omaha Public Power Dist., TECP:
0.20% 8/5/2009	9,300	9,300
0.25% 8/7/2009	8,400	8,400
0.25% 8/10/2009	7,000	6,999
		24,699

Nevada - 4.67%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), Series 2004-A, TECP, 0.35% 10/1/2009	22,000	21,998
City of Reno, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project), Series 2008-A, 0.37% 2042 (1)	1,400	1,400
		23,398

New Jersey - 0.50%
Health Care Facs. Fncg. Auth., Rev. Bonds, Virtua Health Issue, Series 2009-B, 0.25% 2043 (1)	2,500	2,500

New York - 7.21%
Dormitory Auth., Rev. Bonds (Cornell University):
Series 2008-B, 0.33% 2037 (1)	9,300	9,300
Series 2008-C, 0.30% 2037 (1)	2,800	2,800
Tompkins County, Industrial Dev. Agcy., Demand Civic Fac. Rev. Bonds (Cornell University Project), Series 2008-A, 0.30% 2037 (1)	4,800	4,800
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-G-2, 0.31% 2026 (1)	8,000	8,000
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.28% 2022 (1)	11,270	11,270
		36,170

North Carolina - 1.61%
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 0.30% 8/3/2009	2,075	2,075
Charlotte-Mecklenburg Hospital Auth., Health Care System, Rev. Bonds, Series H, 0.31% 2045 (1)	6,000	6,000
		8,075

Ohio - 0.32%
Solid Waste Rev. Bonds (BP Exploration & Oil Inc. Project-British Petroleum Co. p.l.c., Guarantor), Series 1998, AMT, 0.38% 2033 (1)	1,600	1,600

Oregon - 3.05%
Full Faith and Credit Tax Anticipation Notes, Series 2009-A, 2.50% 6/30/2010	15,000	15,282

Rhode Island - 1.59%
Health and Educational Building Corp., Tax-Exempt Standard Notes (Brown University), Series 2006-A, TECP, 0.30% 9/4/2009	8,000	8,000

South Carolina - 4.24%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
0.28% 8/11/2009	2,437	2,437
0.30% 8/19/2009	12,300	12,299
0.33% 9/1/2009	6,505	6,505
		21,241

South Dakota - 0.30%
Lawrence County, Pollution Control Rev. Ref. Bonds (Homestake Mining Co. of California Project), Series 1997-B, 0.30% 2032 (1)	1,500	1,500

Texas - 22.00%
Calhoun County, Navigation Industrial Dev. Auth. Port Rev. Bonds (British Petroleum Company P.L.C., Guarantor), Series 1998, AMT, 0.37% 2024 (1)	1,000	1,000
Capital Area Cultural Education, Facs. Fin. Corp., Demand Rev. Bonds (Summit Christian Academy Project), Series 2006, 0.54% 2033 (1)	1,500	1,500
Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds (Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.33% 2041 (1)	4,700	4,700
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-A, AMT, 0.26% 2030 (1)	4,000	4,000
Harris County:
Unlimited Notes, Series C, TECP:
0.30% 8/5/2009	3,000	3,000
0.30% 8/6/2009	7,000	7,000
0.30% 8/14/2009	2,000	2,000
0.30% 9/8/2009	10,055	10,054
Tax Anticipation Notes, Series 2009, 2.00% 2/25/2010	2,000	2,020
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 0.30% 9/3/2009	4,600	4,600
City of Houston, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 6/30/2010	10,500	10,704
Public Fin. Auth., G.O. Notes, TECP:
Series 2002-A:
0.25% 8/4/2009	2,000	2,000
0.30% 8/25/2009	5,000	4,999
Series 2002-B, 0.25% 8/12/2009	8,000	7,999
Series 2008, 0.25% 8/10/2009	2,000	2,000
Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	7,000	7,014
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 0.30% 9/2/2009	6,000	6,000
Public Fin. Auth., G.O. Notes, Series 2003, TECP:
0.25% 8/10/2009	5,000	5,000
0.25% 8/14/2009	5,000	5,000
0.25% 8/20/2009	13,200	13,200
Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas Project), Series 2008-A, 0.34% 2041 (1)	6,500	6,500
		110,290

Virginia - 0.94%
Industrial Dev. Auth. of the City of Newport News, Educational Facs. Rev. Bonds (Christopher Newport University Foundations Projects), Series 2006, 0.39% 2036 (1)	1,705	1,705
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-B, TECP, 0.20% 8/5/2009	3,000	3,000
		4,705

Washington - 0.56%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2007, AMT, 0.40% 2041 (1)	2,800	2,800

Wisconsin - 1.01%
Operating Notes of 2009, 2.50% 6/15/2010	5,000	5,090

Wyoming - 3.41%
Lincoln County, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.25% 2017 (1)	1,000	1,000
Sublette County, Pollution Control Rev. Bonds (Exxon Project):
Series 1984, 0.19% 2014 (1)	1,600	1,600
Series 1987-B, AMT, 0.26% 2017 (1)	2,000	2,000
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP:
0.30% 8/6/2009	7,700	7,700
0.30% 9/3/2009	4,800	4,800
		17,100

Total investment securities (cost: $486,823,000)		486,832
Other assets less liabilities		14,499

Net assets		$501,331

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities
at July 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
(cost: $486,823)		$486,832
Cash		1,298
Receivables for:
Sales of investments	$15,806
Sales of fund's shares	439
Interest	348	16,593
		504,723
Liabilities:
Payables for:
Repurchases of fund's shares	3,081
Investment advisory services	176
Services provided by affiliates	67
Trustees' deferred compensation	34
Other	34	3,392
Net assets at July 31, 2009		$501,331

Net assets consist of:
Capital paid in on shares of beneficial interest		$501,327
Distributions in excess of net investment income		(5)
Net unrealized appreciation		9
Net assets at July 31, 2009		$501,331

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (50,142 total shares outstanding)*
	Net assets	Shares outstanding	Net asset value per share
Class A	$501,331	50,142	$10.00

*The board of trustees approved a 10-for-1 reverse stock split of the shares of the fund effective August 7, 2009. The share and per-share data presented have been restated for the reverse stock split.

See Notes to Financial Statements

Statements of operations
	(dollars in thousands)
	October 1, 2008 through July 31, 2009	Year ended September 30, 2008
Investment income:
Income:
Interest	$7,115	$18,864

Fees and expenses*:
Investment advisory services	2,859	2,915
Distribution services	378	311
Transfer agent services	185	184
Administrative services	105	108
Reports to shareholders	13	21
Registration statement and prospectus	125	99
Postage, stationery and supplies	21	35
Trustees' compensation	12	21
Auditing and legal	60	50
Custodian	17	20
State and local taxes	10	7
U.S. Treasury Department Guarantee Program	372	-
Other	20	23
Total fees and expenses before reimbursements/waivers	4,177	3,794
Less reimbursements/waivers of fees and expenses	519	292
Total fees and expenses after reimbursements/waivers	3,658	3,502
Net investment income	3,457	15,362

Net unrealized appreciation (depreciation) on investments	253	(356)

Net increase in net assets resulting
from operations	$3,710	$15,006

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	October 1, 2008 through July 31, 2009	Year ended September 30, 2008	Year ended September 30, 2007
Operations:
Net investment income	$3,457	$15,362	$16,127
Net unrealized appreciation (depreciation) on investments	253	(356)	77
Net increase in net assets resulting from operations	3,710	15,006	16,204

Dividends paid or accrued to
shareholders from net investment income	(3,460)	(15,362)	(16,129)

Net capital share transactions	(430,591)	313,829	128,621

Total (decrease) increase in net assets	(430,341)	313,473	128,696

Net assets:
Beginning of period	931,672	618,199	489,503
End of period	$501,331	$931,672	$618,199

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, by investing primarily in securities exempt from regular federal income tax.

On June 2, 2009, the board of trustees approved a change in the fund’s fiscal year-end from September 30 to July 31.

At the beginning of the period, the fund had two share classes consisting of one retail share class (Class A) and one retirement plan share class (Class R-5). Class R-5 shares were only available through June 15, 2009.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Prior to its conversion, the fund valued its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permitted the fund to maintain a constant net asset value of $1.00 per share. This share valuation was attributable to the fund as a money market fund. As described in note 8 below, on August 7, 2009, the fund converted to a short-term tax-exempt bond fund with a net asset value that may fluctuate.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below. These risks were attributable to the fund as a money market fund.  As described in note 8 below, on August 7, 2009, the fund converted to a short-term tax-exempt bond fund.

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject a shareholder to federal alternative minimum taxes. Therefore, while the fund’s distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

The value of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent taxable income is distributed. Generally, income earned by the fund is exempt from federal income taxes.

As of and during the periods ended July 31, 2009, and September 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. There were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

During the 10-month period ended July 31, 2009, the fund reclassified $27,000 from capital paid in on shares of beneficial interest to distributions in excess of net investment income to align financial reporting with tax reporting.

As of July 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$34
Short-term loss carryforwards*:
Expiring 2010	$(2)
Expiring 2011	(3)	(5)
Gross unrealized appreciation on investment securities		19
Gross unrealized depreciation on investment securities		(10)
Net unrealized appreciation on investment securities		9
Cost of investment securities		486,823

*The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	10 months ended July 31, 2009	Year ended September 30, 2008	Year ended September 30, 2007
Class A	$3,059	$13,528	$15,074
Class R-5*	401	1,834	1,055
Total	$3,460	$15,362	$16,129

*Class R-5 shares were only available through June 15, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the 10-month period ended July 31, 2009, total investment advisory services fees waived by CRMC were $96,000. During the year ended September 30, 2008, total investment advisory services fees waived by CRMC were $292,000.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the 10-month period ended July 31, 2009, the total fees paid by CRMC were $390,000 and $33,000 for Classes A and R-5, respectively.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted a plan of distribution for Class A shares. Under the plan the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation shown on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2009, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
	Amount	Shares(2)	Amount	Shares(2)	Amount	Shares(2)	Amount	Shares(2)
Ten months ended July 31, 2009
Class A	$662,976	66,297	$2,825	283	$(974,993)	(97,499)	$(309,192)	(30,919)
Class R-5(3)	203,357	20,336	291	29	(325,047)	(32,505)	(121,399)	(12,140)
Total net increase
(decrease)	$866,333	86,633	$3,116	312	$(1,300,040)	(130,004)	$(430,591)	(43,059)

Year ended September 30, 2008
Class A	$1,047,017	104,702	$12,354	1,235	$(829,292)	(82,929)	$230,079	23,008
Class R-5	362,984	36,298	1,205	121	(280,439)	(28,044)	83,750	8,375
Total net increase
(decrease)	$1,410,001	141,000	$13,559	1,356	$(1,109,731)	(110,973)	$313,829	31,383

Year ended September 30, 2007
Class A	$630,475	63,048	$13,895	1,390	$(523,490)	(52,349)	$120,880	12,088
Class R-5	187,374	18,737	532	53	(180,165)	(18,017)	7,741	774
Total net increase
(decrease)	$817,849	81,785	$14,427	1,443	$(703,655)	(70,366)	$128,621	12,862

(1)Includes exchanges between share classes of the fund.
(2)The board of trustees approved a 10-for-1 reverse stock split of the shares of the fund effective August 7, 2009. The shares presented have been restated for the reverse stock split.
(3)Class R-5 shares were only available through June 15, 2009.

7. Temporary Guarantee Program for Money Market Funds

The board of trustees approved participation in the U.S. Treasury Department Guarantee Program for Money Market Funds (the “Program”). Subject to provisions contained in a guarantee agreement signed by the fund, the Program guaranteed that in the event the fund was liquidated, each shareholder of record on September 19, 2008, would receive $1.00 net asset value for the lesser of the shares held on September 19, 2008, and the date the fund’s net asset value falls below $0.995. Shares purchased subsequent to September 19, 2008, were not covered under the Program to the extent that the number of shares held in a particular account exceeded the number of shares held in that account on September 19, 2008. During the 10-month period ended July 31, 2009, the fund paid total fees of $372,000, equivalent to 0.040% of the fund’s net assets as of September 19, 2008, to participate in the program. The fund was no longer eligible to participate in the Program after August 7, 2009, the date it converted to a short-term tax-exempt bond fund.

8. Subsequent events

On June 15, 2009, shareholders approved the conversion of the fund to a short-term tax-exempt bond fund with a net asset value per share that may fluctuate and an agreement and plan of reorganization whereby the fund reorganized from a Massachusetts business trust to a Delaware statutory trust. The conversion and reorganization were effective at the close of business on August 7, 2009.  In connection with the conversion and reorganization, the fund changed its name to American Funds Short-Term Tax-Exempt Bond Fund.  Upon closing, shareholders of the fund received one share (or fraction thereof) of American Funds Short-Term Tax-Exempt Bond Fund for every 10 shares (or fraction thereof) they owned of the fund.

The fund’s investment objective is to provide current income exempt from federal income taxes and to preserve capital by investing primarily in short-term, high-quality municipal bonds. The fund seeks to maintain an average effective portfolio maturity of no greater than three years. Shareholders also approved amendments to and elimination of certain fundamental investment policies of the fund.

Risk factors - Investing in the fund as a short-term tax-exempt bond fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

In addition, in connection with the conversion the board authorized the fund to institute an initial sales charge on purchases of Class A shares and to offer additional share classes. The initial sales charge does not apply to the exchange of Class A shares of the fund for Class A shares of the Delaware statutory trust. On August 7, 2009, the fund made two additional share classes (Classes F-1 and F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). The fund’s current share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes F-1 and F-2	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund adopted a plan of distribution for Class F-1 effective August 7, 2009. Under the plan, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.50% and a currently approved limit of 0.25%. Class F-1 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under the plan are paid to dealers to compensate them for their sales activities. The fund has not adopted a plan of distribution for Class F-2.

Administrative services – The fund adopted an administrative services agreement with CRMC effective August 7, 2009, to provide transfer agent and other related shareholder services for Classes F-1 and F-2. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

As of September 15, 2009, the date the financial statements were available to be issued, no other subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1),(2)

	Net asset value, beginning of period	Net investment income(3)	Dividends (from net investment income)	Net asset value, end of period	Total return(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)
Class A:
Period from 10/1/2008 through 7/31/2009(5)	$10.00	$.03	$(.03)	$10.00	.33%	$501	.52	%(6)	.46	%(6)	.44	%(6)
Year ended 9/30/2008	10.00	.20	(.20)	10.00	1.99	810	.47		.43		1.93
Year ended 9/30/2007	10.00	.31	(.31)	10.00	3.19	580	.51		.47		3.14
Year ended 9/30/2006	10.00	.27	(.27)	10.00	2.76	460	.52		.48		2.73
Year ended 9/30/2005	10.00	.16	(.16)	10.00	1.63	405	.53		.50		1.61
Year ended 9/30/2004	10.00	.05	(.05)	10.00	.49	418	.53		.53		.49
Class R-5:
Period from 10/1/2008 through 6/15/2009(7)	10.00	.03	(.03)	10.00	.32	-	.53	(6)	.49	(6)	.41	(6)
Year ended 9/30/2008	10.00	.19	(.19)	10.00	1.96	122	.51		.47		1.85
Year ended 9/30/2007	10.00	.31	(.31)	10.00	3.15	38	.55		.52		3.09
Year ended 9/30/2006	10.00	.27	(.27)	10.00	2.72	30	.56		.52		2.69
Year ended 9/30/2005	10.00	.16	(.16)	10.00	1.59	27	.56		.53		1.63
Year ended 9/30/2004	10.00	.05	(.05)	10.00	.45	21	.57		.57		.47

(1)The table reflects the board of trustees' approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
(2)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(3)Based on average shares outstanding.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, for the ten months ended July 31, 2009, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.

(5)In 2009, the fund changed its fiscal year-end from September to July.
(6)Annualized.
(7)Class R-5 shares were only available through June 15, 2009.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund
(formerly known as The Tax-Exempt Money Fund of America):

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (now known as American Funds Short-Term Tax-Exempt Bond Fund, the “Fund”) at July 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 15, 2009

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009, through July 31, 2009).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2/1/2009	Ending account value 7/31/2009	Expenses paid during period[2]	Annualized expense ratio

Class A -- actual return[1]	$1,000.00	$1,000.04	$2.23	.45%
Class A -- assumed 5% return[1]	1,000.00	1,022.56	2.26	.45
Class R-5 -- actual return[3]	1,000.00	1,000.02	1.78	.48
Class R-5 -- assumed 5% return[3]	1,000.00	1,022.41	2.41	.48

1On August 7, 2009, the fund reorganized to a short-term tax-exempt bond fund. Had the expense example been based on estimated expenses of the fund after the reorganization, the "actual return" line estimated ending account value would have decreased $0.74, the estimated expenses paid would have increased $0.74, and the estimated annualized expense ratio would be 0.60%. In addition, the "assumed 5% return" line estimated ending account value would have decreased by $0.74, the estimated expenses paid would have increased $0.75, and the estimated annualized expense ratio would be 0.60%.
2The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
3The period for the "annualized expense ratio" and "actual return" line is based on the number of days from February 1, 2009 (the beginning of the period), through June 15, 2009 (the last day shares were available), and accordingly, is not representative of a full period. The "assumed 5% return" line is based on 181 days.

Tax information
    unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2009:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected
	a trustee
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 75		Ambassador to Spain; former Vice Chairman,
		Knight-Ridder, Inc. (communications company);
		former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 76	1989	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 62	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California

Martin Fenton, 74	1989	Chairman of the Board, Senior Resource
Chairman of the Board		Group LLC (development and management of
(Independent		senior living communities)
and Non-Executive)

Leonard R. Fuller, 63	1995	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 63	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Laurel B. Mitchell, 54	2009	Director, Accounting Program, University of Redlands

Richard G. Newman, 74	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 65	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 51	2009
President and CEO, Margaret Spellings & Company; former United States Secretary of Education, United States Department of Education — Federal Government Agency; former Assistant to the President for Domestic Policy, The White House — Federal Government, Executive Branch — Domestic Policy

Steadman Upham, Ph.D., 60	2009	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” trustees

	Number of
	portfolios in
	fund complex[2]
	overseen by	Other directorships[3]
Name and age	trustee	held by trustee

Ambassador	14	Carnival Corporation
Richard G. Capen, Jr., 75

H. Frederick Christie, 76	14	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 62	13	Quiksilver, Inc.

Martin Fenton, 74	17	None
Chairman of the Board
(Independent
and Non-Executive)

Leonard R. Fuller, 63	15	None

R. Clark Hooper, 63	17	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Laurel B. Mitchell, 54	5	None

Richard G. Newman, 74	13	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 65	12	None

Margaret Spellings, 51	3	None

Steadman Upham, Ph.D., 60	14	None

“Interested” trustees[4]

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund[1]	underwriter of the fund

Paul G. Haaga, Jr., 60	1992	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President — Fixed Income, Capital Research and Management Company

Brenda S. Ellerin, 46	2009	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

“Interested” trustees[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	trustee	Other directorships[3] held by trustee

Paul G. Haaga, Jr., 60	13	None
Vice Chairman of the Board

Brenda S. Ellerin, 46	2	None
President

The fund’s statement of additional information includes additional information about the fund’s trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Please see next page for footnotes.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with fund	of the fund[1]	the principal underwriter of the fund

Neil L. Langberg, 56	1989	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Kristine M. Nishiyama, 39	2003	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 44	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 36	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 34	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Ari M. Vinocor, 34	2005	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

[1]Trustees and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Results of meeting of shareholders held June 15, 2009

Shares outstanding (all classes) on record date (April 17, 2009):	980,595,927
Total shares voting on June 15, 2009:	751,415,327	(77%)

PROPOSAL 1
Election of trustees

Trustee	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Richard G. Capen, Jr.	715,975,778	73%	35,439,550	4%
Brenda S. Ellerin	715,795,636	73	35,619,692	4
James G. Ellis	716,496,738	73	34,918,590	4
Martin Fenton	716,242,494	73	35,172,833	4
Leonard R. Fuller	716,492,992	73	34,922,335	4
Paul G. Haaga, Jr.	716,124,055	73	35,291,273	4
R. Clark Hooper	716,428,955	73	34,986,372	4
Laurel B. Mitchell	716,463,398	73	34,951,930	4
Richard G. Newman	716,057,318	73	35,358,009	4
Frank M. Sanchez	715,580,028	73	35,835,299	4
Steadman Upham	716,086,416	73	35,328,911	4

PROPOSAL 2
To approve a conversion of the fund to a short-term tax-exempt bond fund

PROPOSAL 3
To approve an agreement and plan of reorganization

PROPOSAL 4
To amend fundamental investment policies

a.)to amend policy regarding borrowing
b.)to amend policy regarding issuance of senior securities
c.)to amend policy regarding underwriting
d.)to amend policy regarding investments in real estate or commodities
e.)to amend policy regarding lending
 f.)to amend policy regarding industry concentration
g.)to amend policy regarding investing in tax-exempt securities

PROPOSAL 5
To approve the elimination of certain fundamental investment policies

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Abstentions	Percent of shares abstaining

PROPOSAL 2	538,821,254	55%	55,972,204	6%	7,402,550	1%
PROPOSAL 3	548,623,872	56	43,660,996	4	9,911,139	1
PROPOSAL 4a	543,520,267	55	47,960,443	5	10,715,298	1
4b	544,110,986	55	47,106,155	5	10,978,866	1
4c	544,247,953	56	46,629,173	5	11,318,881	1
4d	542,591,033	55	48,786,773	5	10,818,201	1
4e	543,580,881	55	47,148,050	5	11,467,077	1
4f	546,703,973	56	44,308,298	5	11,183,736	1
4g	543,894,006	55	47,632,793	5	10,669,209	1
PROPOSAL 5	542,761,334	55	49,902,660	5	9,532,013	1

(Broker non-votes on proposals 2, 3, 4a-g and 5 = 149,219,320)

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

The fund will file a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of the fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit No. MFGEAR-939-0909P

Litho in USA AGD/WG/10063-S22577

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Richard G. Newman, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	$33,000
2009	$33,000

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	$6,000
2009	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	None
2009	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $6,000 for fiscal year 2008 and $23,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (FORMERLY KNOWN AS THE TAX-EXEMPT MONEY FUND OF AMERICA)

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: September 30, 2009